Segments and Related Information - Schedule of Revenue and Long-lived Assets by Geography (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
BCP QUALTEK HOLDCO, LLC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 465,184	$ 524,080	$ 656,524	$ 599,268